Net Income Per Common Share Net Income Per Common Share (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Earnings Per Share [Line Items]
Net income for basic and diluted earnings per share	$ 96	$ 15
Average common shares outstanding-basic	851	850
Average common shares outstanding-diluted	899	896
Common Stock
Earnings Per Share [Line Items]
Average common shares outstanding-basic	851	850
Stock options, restricted stock and the global stock purchase plan	48	46
Average common shares outstanding-diluted	899	896